Accounts receivable (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Accounts receivable – trade	CAD 38,746	CAD 24,028
Accounts receivable – holdbacks	528	0
Accounts receivable – other	806	708
Total accounts receivable	CAD 40,080	CAD 24,736
Accounts receivable – holdback percentage	10.00%